As filed with the Securities and Exchange Commission on February 24, 2021

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 133	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 134	☒

AMG FUNDS III

(Exact name of registrant as specified in charter)

One Stamford Plaza

263 Tresser Boulevard, Suite 949

Stamford, Connecticut 06901

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 548-4539

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 15, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 133 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely to designate March  15, 2021 as the new effective date for the Registration Statement of AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), a series of AMG Funds III, filed in Post-Effective Amendment No. 130 on December 7, 2020 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 133 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 130.

AMG FUNDS III

AMG GW&K HIGH INCOME FUND

(formerly AMG Managers Global Income Opportunity Fund)

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A of AMG Funds III (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 131 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 7, 2020 (“Amendment No. 130/131”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 130/131 to the Trust’s Registration Statement on Form N-1A filed with the SEC on December 7, 2020.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 130/131 to the Trust’s Registration Statement on Form N-1A filed with the SEC on December 7, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds III certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Stamford, and State of Connecticut, on the 24th day of February, 2021.

AMG FUNDS III

By:	/s/ Thomas Disbrow
Thomas Disbrow Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	February 24, 2021
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	February 24, 2021
Christine C. Carsman

/s/ Kurt A. Keilhacker*	Trustee	February 24, 2021
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	February 24, 2021
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	February 24, 2021
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	February 24, 2021
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	February 24, 2021
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	February 24, 2021
Thomas R. Schneeweis

/s/ Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	February 24, 2021
Keitha L. Kinne

/s/ Thomas Disbrow Thomas Disbrow	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	February 24, 2021

*By:	/s/ Thomas Disbrow
Thomas Disbrow

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 002-84012 and 811-03752 (filed April 30, 2018).

Date: February 24, 2021